Intangible Assets - Cash-generating Units with Significant Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	£ 8,388.9	£ 8,453.4	£ 7,612.3
Brands with an indefinite useful life	412.4	1,103.4
GroupM
Disclosure of information for cash-generating units [line items]
Goodwill	3,254.9	3,178.3
Brands with an indefinite useful life	0.0	0.0
Wunderman Thompson
Disclosure of information for cash-generating units [line items]
Goodwill	1,165.0	1,210.8
Brands with an indefinite useful life	0.0	442.0
VMLY&R
Disclosure of information for cash-generating units [line items]
Goodwill	814.6	776.0
Brands with an indefinite useful life	0.0	207.6
Ogilvy
Disclosure of information for cash-generating units [line items]
Goodwill	809.3	849.8
Brands with an indefinite useful life	213.2	222.8
BCW
Disclosure of information for cash-generating units [line items]
Goodwill	618.8	646.0
Brands with an indefinite useful life	112.7	140.5
AKQA Group
Disclosure of information for cash-generating units [line items]
Goodwill	600.1	628.7
Brands with an indefinite useful life	0.0	0.0
FGS Global
Disclosure of information for cash-generating units [line items]
Goodwill	452.1	451.8
Brands with an indefinite useful life	0.0	0.0
Hill & Knowlton
Disclosure of information for cash-generating units [line items]
Goodwill	141.7	145.7
Brands with an indefinite useful life	33.2	34.8
Landor Group
Disclosure of information for cash-generating units [line items]
Goodwill	115.0	106.5
Brands with an indefinite useful life	53.3	55.7
Other
Disclosure of information for cash-generating units [line items]
Goodwill	417.4	459.8
Brands with an indefinite useful life	£ 0.0	£ 0.0